(610) 205-6028
email: jpw@stevenslee.com
October 11, 2006
VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	PSB Bancorp, Inc. Preliminary Proxy Materials
Gentlemen:
     We are counsel to PSB Bancorp, Inc.(the “Company”). In accordance with Rule 14a-6(a) of the Securities Exchange Act of 1934, we transmit herewith, on behalf of the Company, the preliminary proxy materials relating to the Company’s Special Meeting of Shareholders to be held in the fourth quarter of 2006.
     On October 11, 2006, the Company wired $10,045.78 to the Commission’s account at Mellon Bank in Pittsburgh, Pennsylvania in payment of the filing fee required by Section 14(g) of the Securities Exchange Act of 1934.
     Please call the undersigned at (610) 205-6028 with respect to any aspect of this filing.

Very truly yours, STEVENS & LEE
/s/ Jeffrey P. Waldron
Jeffrey P. Waldron

Enclosures